Post employment benefits - Sensitivity analysis (Details) € in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)
Life expectancy
Sensitivity analysis
Increase in actuarial assumption life expectancy (in Years)	1 year
Decrease in actuarial assumption life expectancy (in Years)	1 year
Defined Benefit Pension Plan | Rate of inflation
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (198)	[1]
Increase in actuarial assumption	€ 189	[1]
Defined Benefit Pension Plan | Rate of increase in salaries
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ (2)	[1]
Increase in actuarial assumption	€ 2	[1]
Defined Benefit Pension Plan | Discount rate
Sensitivity analysis
Decrease in actuarial assumption (as a percent)	0.50%
Increase in actuarial assumption (as a percent)	0.50%
Decrease in actuarial assumption	€ 286	[1]
Increase in actuarial assumption	(264)	[1]
Defined Benefit Pension Plan | Life expectancy
Sensitivity analysis
Decrease in actuarial assumption	(108)	[1]
Increase in actuarial assumption	€ 111	[1]

[1]	The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.